Charges and Payments Related to Restructuring and Separation Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Restructuring Cost and Reserve [Line Items]
Severance-Restructuring, Beginning Balance	$ 597	$ 979
Severance-Restructuring, Charges	2,171	2,999	7,438
Severance-Restructuring, Cash Payments	(2,535)	(3,381)
Severance-Restructuring, Ending Balance	233	597	979
Severance Restructuring
Restructuring Cost and Reserve [Line Items]
Severance-Restructuring, Charges	924	1,225
Severance-Restructuring, Cash Payments	(924)	(1,225)
Severance Separation Cost
Restructuring Cost and Reserve [Line Items]
Severance-Restructuring, Beginning Balance	597	979
Severance-Restructuring, Charges	1,247	1,774
Severance-Restructuring, Cash Payments	(1,611)	(2,156)
Severance-Restructuring, Ending Balance	$ 233	$ 597